Going Concern	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011
Notes to Financial Statements
Going Concern

NOTE 2 - GOING CONCERN

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of LBG as a going concern. We have started generating revenue but have incurred net losses of $1,150,025 during the three months ending June 30, 2011 and had an accumulated deficit of $72,020,194 at June 30, 2011. In addition, we used cash in our operations of $313,276 during the three months ending June 30, 2011.

We plan to continue to control and reduce costs where necessary while focusing on the expansion of our product line on more consumer platforms to expand our business. Management plans to continue to raise additional capital in fiscal 2012 to fund ongoing business operations and potential business combinations.

Our ability to continue as a going concern is dependent upon our ability to generate profitable operations in the future and/or to obtain the necessary financing to meet our obligations and to repay the liabilities arising from normal business operations when they come due. We plan to continue to provide for our capital requirements by issuing additional equity securities. No assurance can be given that additional capital will be available when required or on terms acceptable to us. We also cannot give assurance that we will achieve significant revenues in the future. The outcome of these matters cannot be predicted at this time and there are no assurances that if achieved, we will have sufficient funds to execute our business plan or generate positive operating results.

These matters, among others, raise substantial doubt about the ability of LBG to continue as a going concern. These condensed consolidated financial statements do not include any adjustments to the amounts and classification of assets and liabilities that may be necessary should we be unable to continue as a going concern.

We had a working capital deficit at June 30, 2011 of $1,854,791.

NOTE 3 - GOING CONCERN

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of LBG as a going concern. We have incurred net losses of $5,487,843 and $21,327,855 during the years ended March 31, 2011 and 2010, respectively, and had an accumulated deficit of $70,870,169 at March 31, 2011. In addition, we used cash in our operations of $744,229 and $2,070,177 during the years ended March 31, 2011 and 2010, respectively.

These matters, among others, raise substantial doubt about the ability of LBG to continue as a going concern. These consolidated financial statements do not include any adjustments to the amounts and classification of assets and liabilities that may be necessary should we be unable to continue as a going concern.

Our ability to continue as a going concern is dependent upon our ability to generate profitable operations in the future and/or to obtain the necessary financing to meet our obligations and to repay the liabilities arising from normal business operations when they come due. We plan to continue to provide for our capital requirements by issuing additional equity securities. No assurance can be given that additional capital will be available when required or on terms acceptable to us. We also cannot give assurance that we will achieve significant revenues in the future. The outcome of these matters cannot be predicted at this time and there are no assurances that if achieved, we will have sufficient funds to execute our business plan or generate positive operating results.